CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 41,292		$ 34,350			$ 28,583
Accounts receivable, net	7,000		11,158			17,438
Prepaid expenses and other current assets	5,547		5,978			8,962
Total current assets	53,839		51,486			54,983
Property and equipment, net	25,909		24,255			24,928
Goodwill	68,368		68,368			68,368
Intangible assets, net	2,230		2,507			10,339
Right-of-use assets	13,064		15,629			31,447
Other assets	4,553		4,776			8,970
Total assets	167,963		167,021			199,035
Current liabilities
Accounts payable and accrued expenses	18,563		21,182			33,635
Deferred revenue	5,844		5,918			6,256	$ 8,100
Operating lease liabilities, current	4,471		6,493			6,334
Tax receivable agreement liability, current	1,455		122			0
Other current liabilities			0			98
Total current liabilities	30,333		33,715			46,323
Operating lease liabilities, non-current	24,632		26,550			33,043
Tax receivable agreement liability, non-current	1,123		1,634			500
Warrant liability	975	$ 1,435	585	$ 2,410	$ 1,365	2,090	27,460
Other long-term liabilities	1,714		1,386			2,302
Total liabilities	58,777		63,870			84,258
Commitments and contingencies (Note 5)
Stockholders' equity
Preferred Stock - $0.0001 par value; 75,000,000 shares authorized; no shares issued and outstanding at December 31, 2023 and December 31, 2022	0		0			0
Additional paid-in capital	87,005		80,884			67,986
Accumulated deficit	(62,562)		(64,518)			(54,620)
Total WM Technology, Inc. stockholders' equity	24,458		16,380			13,380
Noncontrolling interests	84,728		86,771			101,397
Total stockholders' equity	109,186	$ 106,828	103,151	$ 120,474	$ 115,239	114,777	$ 131,940
Total liabilities and stockholders' equity	167,963		167,021			199,035
Class A Common Stock
Stockholders' equity
Common Stock	10		9			9
Class V Common Stock
Stockholders' equity
Common Stock	$ 5		$ 5			$ 5